INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
INCOME TAX EXPENSE

18. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

Yao Wang is subject to Hong Kong profit tax at a rate of 16.5%. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

18.INCOME TAX EXPENSE (Continued)

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax ("EIT Law"), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. High-technology enterprises may obtain a preferential tax rate of 15% provided they meet the related criteria. In December 2019, 1 Pharmacy Technology received approval from relevant government authorities to be classified as a "High and New Technology Enterprise" ("HNTE") and 1 Pharmacy Technology is still on the position of loss. The HNTE qualification is valid for three years through 2021.

There is no provision for income taxes because the Company and all of its owned subsidiaries are in cumulative loss positions for all the periods presented.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2019	2020
PRC statutory tax rate	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	(3)%	(3)%
Effect of changing tax rate due to high-tech enterprise qualification	(11)%	—
Taxable income derived from the inter group loan waiver	—	(35)%
Effect of enacted tax rate change	5%	6%
Effect of change in valuation allowance	(16)%	7%
Effective tax rate	0%	0%

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
Deferred tax assets:
Net loss carryforward	337,214	286,356
Advertising expense carried forward for future deduction	19,613	30,827
Accrued expenses and payroll payable	10,805	12,594
Provision for impairment of assets	—	7,072
Others	890	781
Valuation allowance	(368,522)	(337,630)
Total deferred tax assets	—	—
Deferred tax liabilities:
Total deferred tax liabilities	—	—

As of December 31, 2019 and 2020, valuation allowance of RMB368,522 and RMB 337,630 was provided, respectively. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2020, the Group had tax loss carryforwards of RMB 1,145,424 which will expire between 2020 and 2030 if not used.

18.INCOME TAX EXPENSE (Continued)

The Group determines whether or not a tax position is "more-likely-than-not" of being sustained upon audit based solely on the technical merits of the position. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2014 through 2020 on non-transfer pricing matters, and from 2010 through 2020 on transfer pricing matters.